December 30, 2014

Via EDGAR

Ms. Karen Rossotto
Senior Counsel
Division of Investment Management
Securities and Exchange Commission
100 F Street, NE
Washington D.C. 20549

Re:    Principal Funds, Inc.
File Numbers. 033-59474, 811-07572
Post-Effective Amendment No.154 to the Registration Statement on Form N-1A

Dear Ms. Rossotto,

Principal Funds, Inc. (the “Registrant”) is filing pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), with the Securities and Exchange Commission (the “Commission”) a post-effective amendment to the Registrant’s registration statement on Form N-1A under the 1933 Act and the Investment Company Act of 1940 (the “Amendment”).

The Amendment to the Registrant’s registration statement is being filed as an annual update for the Registrant’s series with an October 31 fiscal year end. Some of the changes since the last annual update include the following:

•
Class B shares will not be available (and all existing Class B shares will have been converted to Class A shares) when this Amendment becomes effective, so the Registrant has removed references to Class B shares in the Amendment.

•	The Amendment adds Institutional class shares to the California Municipal Fund.

•	In the Amendment, the prospectus information for Classes Institutional, R-1, R-2, R-3, R-4, R-5, and R-6 shares is being combined with the information for Classes A, C, J, and P shares.

•	Because of this combination, there are sections that may appear as having been changed when the information has been consolidated from multiple prospectuses.

•
For Performance in each Fund’s summary, the narrative explanation prior to the bar chart has been updated in conjunction with the combination of the prospectuses for different share classes. However, the performance data itself will be updated in the filing pursuant to Rule 485(b) under the 1933 Act.

•	The Registrant has had sub-advisor changes since the last annual update.

Please note that Core Plus Bond Fund I shareholders are being asked to approve the acquisition of that fund by the Bond & Mortgage Securities Fund. The Registrant has included the Core Plus Bond Fund I in this filing because the shareholders have not yet approved the merger. However, if the shareholders approve the merger, the Registrant will not include the Core Plus Bond Fund I in the filing pursuant to Rule 485(b) under the 1933 Act because the fund will have been acquired by the effective date of the registration statement amendment.

The Registrant will update various information in a subsequent filing pursuant to Rule 485(b) under the 1933 Act, including financial information, for example, fund and index performance, expense information (including footnotes to the AFOE tables), financial highlights, incorporation by reference of information from the annual report, and 5% and 25% ownership information.

The Amendment consists of the following: (1) facing page; (2) Part A (a prospectus for Classes A, C, J, P, Institutional, R-1, R-2, R-3, R-4, R-5, and R-6 shares); (3) Part B (a Statement of Additional Information that includes each of the Registrant’s series with an October 31 fiscal year end); (4) Part C; and (5) signature pages. The Amendment is not being filed to update or amend the prospectuses or statement of additional information for the Registrant’s series with an August 31 fiscal year end.

We understand that the Registrant is responsible for the accuracy and adequacy of the disclosure in the filing and that Staff comments or our changes to the disclosure in response to the Staff comments do not foreclose the Commission from taking any action with respect to the filing. In addition, the Registrant may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Please call me at 515-235-9154 or Britney Schnathorst at 515-235-1209 if you have any questions.

Sincerely,

/s/ Jennifer A. Mills

Jennifer A. Mills
Assistant Counsel, Registrant